Note 9 - Amounts Payable (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about short term borrowings [text block]
$
Beginning balance at June 30, 2018	-
Fair value of promissory note payable due six months after closing date	226,391
Accretion expense for promissory note payable due six months after closing date	23,609
Cash payable on or before the Investment Date	375,657
Accretion expense for cash payable on or before the Investment Date	22,796
Total note payable	648,453
Less: amount paid	(250,000)
Amounts payable at June 30, 2019	398,453
Accretion expense for cash payable on or before the Investment Date	18,133
Loss on settlement of liability	83,414
Less: amount paid	(500,000)
Amounts payable at June 30, 2020	-